Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
Property, plant and equipment, net of accumulated depreciation and depletion consisted of the following:

	December 31,
	2024	2023
Oil and natural gas properties
Proved	$36,068	$36,054
Unproved	3,043	3,057

Total oil and natural gas properties	39,111	39,111
Land and land improvements	855,092	157,737
Water wells, pipelines, facilities, ponds and related equipment	21,109	15,132
Buildings, vehicles, equipment, furniture and other	5,162	2,594
Construction in progress	14	—

	920,488	214,574
Less: accumulated depreciation and depletion	(17,746)	(11,556)

Total property, plant and equipment, net	$902,742	$203,018